Finance Costs, Net - Summary of Finance Income Costs (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange rate differences
Foreign exchange gains	$ 406,979,707	$ 103,099,801
Foreign exchange losses	(1,648,852,331)	(227,524,933)	$ (209,421,741)
Total	(1,241,872,624)	(124,425,132)	(209,421,741)
Financial income
Interest from loans to related parties		5,339,942	27,656,145
Unwinding of discounts on provisions and liabilities	26,911,769	22,938,565	38,077,650
Total	26,911,769	28,278,507	65,733,795
Financial expenses
Interest on borrowings	(386,601,388)	(378,431,485)	(284,624,784)
Tax interest	(84,878,380)
Interest from short-term investments	(29,535,986)	(27,276,229)	(27,346,411)
Interest with related parties	(6,911,320)	(11,318,872)	(13,395,193)
Unwinding of discounts on receivables	(31,683,921)	(26,400,719)	(70,006,684)
Others	(121,735,408)	(74,096,169)	(96,666,874)
Total	$ (661,346,403)	$ (517,523,474)	$ (492,039,946)